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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

                    Commission File Number of issuing entity:
                                  333-131209-11

                           RASC Series 2006-EMX8 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131209

                    Residential Asset Securities Corporation
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
        organization of the issuing entity)                  Identification No.)

  c/o Residential Funding Company, LLC, as Master
                     Servicer                                       55437
          8400 Normandale Lake Boulevard                            (Zip Code)
           Minneapolis, Minnesota 55437
    (Address of principal executive offices of
                  issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Home Equity Mortgage Asset-Backed
Pass-Through Certificates, Series
2006-EMX8, in the classes specified
herein                                   [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

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

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated September 26, 2006 relating to the RASC Series 2006-EMX8 Home Equity Mortgage Asset-Backed Pass-Through Certificates (the "Certificates"), and related Prospectus dated August 9, 2006 (collectively, the "Prospectus"), of the RASC Series 2006-EMX8 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-I-1, Class A-I-2, Class A-I-3, Class A-I-4, Class A-II, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8 and Class M-9 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Effective October 6, 2006, Residential Funding Corporation, the Master Servicer and Sponsor, changed its name to Residential Funding Company, LLC and converted from a Delaware corporation to a Delaware limited liability company.

ITEM 9 - Exhibits

        (a)     Documents filed as part of this report.

Exhibit 99.1    October 2006 Monthly Statement to Certificateholders

        (b)     Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of September 1, 2006, by and among Residential Asset Securities Corporation, as depositor, Residential Funding Corporation, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K/A filed by the Issuing Entity with the Securities and Exchange Commission on October 18,
                2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of September 28, 2006, between Residential Funding Corporation and Residential Asset Securities Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K/A filed by the Issuing Entity with the Securities and Exchange Commission on October 18, 2006).

Exhibit 10.3 Confirmation, dated as of September 28, 2006, between U.S. Bank National Association, as trustee on behalf of the RASC Series 2006-EMX8 Trust, and Barclays Bank PLC (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K/A filed by the Issuing Entity with the Securities and Exchange Commission on October 18,
                2006).

Exhibit 99.1    October 2006 Monthly Statement to Certificateholders

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

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  October 25, 2006



                                    RASC Series 2006-EMX8 Trust
                                    (Issuing entity)

                                    By:   Residential Funding Company, LLC,
                                          as Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:  Darsi Meyer
                                                 Title: Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS